Assets sold under agreements to repurchase	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements [Abstract]
Federal Funds Purchased And Assets Sold Under Agreements To Repurchase [Text Block]

Note 19 – Assets sold under agreements to repurchase

The following table summarizes certain information on assets sold under agreements to repurchase at December 31, 2013 and 2012:

(Dollars in thousands)	2013	2012
Assets sold under agreements to repurchase	$1,659,292	$2,016,752
Maximum aggregate balance outstanding at any month-end	$2,269,565	$2,113,557
Average monthly aggregate balance outstanding	$1,844,061	$1,885,207
Weighted average interest rate:
For the year	1.92%	2.33%
At December 31	2.07%	1.91%

The repurchase agreements outstanding at December 31, 2013 were collateralized by $ 1.3 billion in investment securities available for sale, $ 309 million in trading securities and $ 70 million in securities sold not yet delivered in other assets (2012 - $ 1.6 billion in investment securities available for sale, $ 272 million in trading securities and $133 million in securities sold not yet delivered in other assets). It is the Corporation's policy to maintain effective control over assets sold under agreements to repurchase; accordingly, such securities continue to be carried on the consolidated statement of financial condition.

In addition, there were repurchase agreements outstanding collateralized by $ 189 million (2012 - $ 227 million) in securities purchased underlying agreements to resell to which the Corporation has the right to repledge. It is the Corporation's policy to take possession of securities purchased under agreements to resell. However, the counterparties to such agreements maintain effective control over such securities, and accordingly are not reflected in the Corporation's consolidated statements of financial condition.

The following table presents the liability associated with the repurchase transactions (including accrued interest), their maturities and weighted average interest rates. Also, it includes the carrying value and approximate market value of the collateral (including accrued interest) at December 31, 2013 and 2012. The information excludes repurchase agreement transactions which were collateralized with securities or other assets held-for-trading purposes or which have been obtained under agreements to resell.

	2013				2012
		Carrying	Market	Weighted		Carrying	Market	Weighted
	Repurchase	value of	value of	average	Repurchase	value of	value of	average
(Dollars in thousands)	liability	collateral	collateral	interest rate	liability	collateral	collateral	interest rate
Obligations of U.S. government
sponsored entities
Within 30 days	$64,109	$67,721	$67,721	0.23%	$160,288	$163,934	$163,934	0.40%
After 30 to 90 days	-	-	-	-	7,312	7,102	7,102	0.60
After 90 days	156,092	177,031	177,031	4.89	119,120	143,502	143,502	4.88
Total obligations of U.S. government
sponsored entities	220,201	244,752	244,752	3.53	286,720	314,538	314,538	2.27
Mortgage-backed securities
Within 30 days	23,998	26,591	26,591	0.46	43,107	47,307	47,307	0.54
After 30 to 90 days	-	-	-	-	98,887	105,903	105,903	0.60
After 90 days	240,313	286,166	286,166	3.61	320,780	380,900	380,900	3.75
Total mortgage-backed securities	264,311	312,757	312,757	3.32	462,774	534,110	534,110	2.78
Collateralized mortgage obligations
Within 30 days	235,306	267,120	267,120	0.39	330,000	365,404	365,404	0.53
After 30 to 90 days	103,754	114,643	114,643	0.44	69,856	76,516	76,516	0.60
After 90 days	322,881	370,197	370,197	4.24	287,038	341,687	341,687	4.24
Total collateralized mortgage
obligations	661,941	751,960	751,960	2.28	686,894	783,607	783,607	2.09
Total	$1,146,453	$1,309,469	$1,309,469	2.76%	$1,436,388	$1,632,255	$1,632,255	2.35%